CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.73%
COMMON STOCKS - 86.63%
COMMUNICATION SERVICES - 10.83%
Alphabet Inc. - Class C	359,652	$103,169,773
Live Nation Entertainment, Inc. *	39,011	5,949,568
Meta Platforms, Inc. - Class A	72,159	41,284,329
Netflix, Inc. *	206,573	19,861,994
Spotify Technology S.A. *	10,595	5,137,621
TKO Group Holdings, Inc.	34,100	6,876,265
T-Mobile US, Inc.	59,508	12,498,465
		194,778,015
CONSUMER DISCRETIONARY - 9.45%
Amazon.com, Inc. *	335,329	69,838,970
Booking Holdings Inc.	2,100	8,841,672
Carvana Co. *	12,955	4,072,793
DoorDash, Inc. - Class A *	61,900	9,294,285
Ferrari N.V.	21,702	7,345,042
Hilton Worldwide Holdings Inc.	32,770	9,964,702
Home Depot, Inc. (The)	47,631	15,665,360
MercadoLibre, Inc. *	3,253	5,624,502
O'Reilly Automotive, Inc. *	117,246	10,822,978
Tesla, Inc. *	76,300	28,364,525
		169,834,829
CONSUMER STAPLES - 6.08%
Costco Wholesale Corporation	23,459	23,375,251
Dollar General Corporation	67,192	7,977,706
Monster Beverage Corporation *	142,670	10,337,868
Philip Morris International Inc.	112,626	18,621,583
Procter & Gamble Company (The)	143,078	20,666,186
Walmart Inc.	228,615	28,412,273
		109,390,867
FINANCIALS - 9.82%
American Express Company	41,256	12,479,115
Arthur J. Gallagher & Co.	38,400	8,316,672
Berkshire Hathaway Inc. - Class B *	26,950	12,914,440
CME Group Inc.	50,890	15,030,361
Interactive Brokers Group, Inc. - Class A	131,436	8,815,413

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 9.82% (Continued)
Jack Henry & Associates, Inc.	45,958	$7,263,202
JPMorgan Chase & Co.	112,900	33,210,664
KKR & Co. Inc.	72,400	6,697,000
Mastercard Incorporated - Class A	33,421	16,699,137
Progressive Corporation (The)	58,668	11,630,344
Robinhood Markets, Inc. - Class A *	100,576	6,969,917
S&P Global Inc.	26,200	11,143,908
Tradeweb Markets Inc. - Class A	54,680	6,433,649
Visa, Inc. - Class A	62,970	19,032,053
		176,635,875
HEALTH CARE - 8.13%
Boston Scientific Corporation *	133,846	8,398,837
Elevance Health, Inc.	17,100	5,006,025
Eli Lilly and Company	37,350	34,353,409
HealthEquity, Inc. *	72,024	6,019,046
IDEXX Laboratories, Inc. *	15,291	8,591,860
Intuitive Surgical, Inc. *	24,813	11,438,544
Johnson & Johnson	122,165	29,862,013
Labcorp Holdings Inc.	33,120	8,836,747
McKesson Corporation	14,225	12,309,746
Repligen Corporation *	32,000	3,770,240
Thermo Fisher Scientific Inc.	27,984	13,754,976
Veeva Systems Inc. - Class A *	21,411	3,761,056
		146,102,499
INDUSTRIALS - 8.25%
AMETEK, Inc.	47,116	10,099,786
Axon Enterprise, Inc. *	9,325	3,960,234
Cintas Corporation	49,975	8,452,772
Deere & Company	22,086	12,441,044
Eaton Corporation plc	31,214	11,164,310
Emerson Electric Co.	55,100	7,219,202
GE Vernova Inc.	19,499	17,020,677
General Electric Company	56,745	16,102,529
Old Dominion Freight Line, Inc.	35,448	6,926,539
RB Global, Inc.	56,562	5,421,468
Rollins, Inc.	140,960	7,528,674

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 8.25% (Continued)
TransDigm Group Incorporated	5,222	$6,052,089
Union Pacific Corporation	52,576	12,755,989
United Rentals, Inc.	6,262	4,562,243
Waste Connections, Inc.	58,341	9,476,912
Westinghouse Air Brake Technologies Corporation	36,535	9,130,462
		148,314,930
INFORMATION TECHNOLOGY - 29.68%
Advanced Micro Devices, Inc. *	44,625	9,078,064
Amphenol Corporation - Class A	96,827	12,234,091
Apple Inc.	509,200	129,229,868
AppLovin Corporation - Class A *	18,618	7,409,964
Arista Networks, Inc. *	87,639	10,760,316
Broadcom Inc.	152,459	47,187,585
Cadence Design Systems, Inc. *	25,100	6,974,537
Crowdstrike Holdings, Inc. - Class A *	19,716	7,697,324
Fair Isaac Corporation *	5,008	5,346,240
Guidewire Software, Inc. *	38,028	5,687,468
Intuit Inc.	17,307	7,483,201
KLA Corporation	7,214	10,621,966
Micron Technology, Inc.	41,582	14,048,063
Microsoft Corporation	233,600	86,471,711
Monolithic Power Systems, Inc.	6,300	6,888,105
NVIDIA Corporation	725,900	126,596,959
Oracle Corporation	63,744	9,377,379
Seagate Technology Holdings plc	13,251	5,191,212
ServiceNow, Inc. *	77,290	8,080,670
Shopify Inc. - Class A *	35,940	4,263,203
Taiwan Semiconductor Manufacturing Company Limited - ADR	27,268	9,215,221
Tyler Technologies, Inc. *	10,865	3,719,959
		533,563,106
MATERIALS - 2.24%
Ecolab Inc.	40,702	10,827,546
Linde plc	29,729	14,738,449
Sherwin-Williams Company (The)	28,396	9,102,338

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Continued)

Description	No. of Shares	Value
MATERIALS - 2.24% (Continued)
Vulcan Materials Company	20,696	$5,635,521
		40,303,854
REAL ESTATE - 2.15%
Digital Realty Trust, Inc.	59,650	10,749,527
Prologis, Inc.	99,300	13,125,474
Welltower Inc.	75,057	14,839,519
		38,714,520

TOTAL COMMON STOCKS		1,557,638,495

EXCHANGE-TRADED FUNDS - 12.10%
Invesco KBW Bank ETF	476,884	37,731,062
iShares Biotechnology ETF	148,027	24,994,359
State Street® Energy Select Sector SPDR® ETF	1,167,184	71,501,692
State Street® Utilities Select Sector SPDR® ETF	840,070	38,550,812
VanEck® Semiconductor ETF	116,708	44,745,847
TOTAL EXCHANGE-TRADED FUNDS		217,523,772

TOTAL EQUITY SECURITIES (cost - $1,342,434,719)		1,775,162,267

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 1.17%
MONEY MARKET FUNDS - 1.17%
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% ^ (cost - $21,092,548)	21,092,548	$21,092,548

TOTAL INVESTMENTS - 99.90% (cost - $1,363,527,267)		1,796,254,815

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.10%		1,683,313

NET ASSETS - 100.00%		$1,797,938,128

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2026.
ADR	American Depositary Receipt
ETF	Exchanged-Traded Fund
N.V.	Naamloze Vennootschap
plc	Public Limited Company
S.A.	Societe Europaea